INVENTORY	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
INVENTORY [Text Block]
NOTE 9:-	INVENTORY

	December 31, 2023
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$3,735	$-	$3,735
Finished goods:
Packaged dried cannabis	4,667	984	5,651
Other products	590	-	590

Balance as of December 31, 2023	8,992	984	9,976

	December 31, 2022
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$5,364	$1,265	$6,629
Finished goods:
Packaged dried cannabis	8,665	549	9,214
Other products	742	-	742

Balance as of December 31, 2022	$14,771	$1,814	$16,585

During the years ended December 31, 2023, 2022 and 2021, inventory expensed to cost of revenue of cannabis products was $35,154, $63,517 and $43,720, respectively, which included $984, $4,342 and $8,796 of non-cash expense (out of which, a total of $nil, $2,528 and $226 attributable to the discontinued operations of the Canadian entities, see Note 25), respectively, related to the changes in fair value of inventory sold.

Cost of revenues in 2023, 2022 and 2021, also include production overhead not allocated to costs of inventory produced and recognized as an expense as incurred.